Share-Based Compensation - Estimate Fair Value of Share-Based Awards with Weighted-Average Assumptions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Abstract]
Expected dividends	2.60%	2.70%	2.40%
Expected volatility	34.80%	40.10%	35.50%
Risk-free interest rate	1.70%	0.80%	1.50%
Expected term (in years)	8 years 7 months 6 days	5 years	4 years
Weighted-average grant-date fair value	$ 15.37	$ 14.50	$ 12.83